Note 7 - Debt - Scheduled Principal Repayments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
December 31, 2022	$ 7,466
December 31, 2023	7,554
December 31, 2024	28,304
December 31, 2025	4,960
December 31, 2026	4,960
December 31, 2027 and thereafter	45,406
Total	$ 98,650